As filed with the Securities and Exchange Commission on May 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 – March 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
March 31, 2014
(Unaudited)

Managed by Steinberg Asset Management, LLC

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014

Shares	Security Description	Value

Common Stock - 96.5%
Consumer Discretionary - 23.7%
235,088	Bwin.Party Digital Entertainment PLC	$496,180
13,485	Charter Communications, Inc. (a)	1,661,352
30,435	Gannett Co., Inc.	840,006
36,950	Hudson's Bay Co.	604,971
24,692	Jarden Corp. (a)	1,477,322
17,800	Liberty Global PLC, Class C (a)	724,638
17,770	Macy's, Inc.	1,053,583
47,475	News Corp., Class A (a)	817,520
8,980	The Madison Square Garden Co., Class A (a)	509,884
33,325	Twenty-First Century Fox, Inc., Class A	1,065,400
26,605	Visteon Corp. (a)	2,352,946
		11,603,802
Energy - 19.6%
16,135	Baker Hughes, Inc.	1,049,098
25,740	Golar LNG Partners LP	769,626
85,075	Golar LNG, Ltd.	3,546,777
17,015	Gulfmark Offshore, Inc.	764,654
65,125	Scorpio Tankers, Inc.	649,296
31,575	Seadrill Partners, LLC	947,250
40,405	Seadrill, Ltd.	1,420,640
9,025	Valero Energy Corp.	479,227
		9,626,568
Financial - 7.4%
38,328	Arch Capital Group, Ltd. (a)	2,205,393
32,805	Willis Group Holdings PLC	1,447,685
		3,653,078
Health Care - 19.4%
37,345	Abbott Laboratories	1,438,156
8,854	Actavis PLC (a)	1,822,596
74,750	Alere, Inc. (a)	2,567,662
15,005	Express Scripts Holding Co. (a)	1,126,725
23,470	Hospira, Inc. (a)	1,015,078
12,765	Thermo Fisher Scientific, Inc.	1,534,864
		9,505,081
Industrials - 7.5%
8,470	FedEx Corp.	1,122,783
38,485	Republic Services, Inc.	1,314,648
29,020	Sensata Technologies Holding NV (a)	1,237,413
		3,674,844
Information Technology - 11.5%
27,165	eBay, Inc. (a)	1,500,595
22,250	Fidelity National Information Services, Inc.	1,189,262
40,055	NeuStar, Inc., Class A (a)	1,302,188
19,635	ViaSat, Inc. (a)	1,355,600
7,725	Yahoo!, Inc. (a)	277,328
		5,624,973
Materials - 6.7%
30,425	Constellium NV, Class A (a)	892,974
67,095	Dominion Diamond Corp. (a)	900,415
13,100	Monsanto Co.	1,490,387
		3,283,776
Telecommunication Services - 0.7%
94,125	Cincinnati Bell, Inc. (a)	325,672

Total Common Stock (Cost $39,867,738)	47,297,794

Money Market Funds - 4.1%
2,020,433	Dreyfus Cash Management, 0.03% (b) (Cost $2,020,433)	2,020,433

Total Investments - 100.6% (Cost $41,888,171)*	$49,318,227
Other Assets & Liabilities, Net – (0.6)%	(310,879)
Net Assets – 100.0%	$49,007,348

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,114,447
Gross Unrealized Depreciation	(684,391)
Net Unrealized Appreciation	$7,430,056

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$47,297,794
Level 2 - Other Significant Observable Inputs	2,020,433
Level 3 - Significant Unobservable Inputs	-
Total	$49,318,227

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	23.5%
Energy	19.5%
Financial	7.4%
Health Care	19.3%
Industrials	7.4%
Information Technology	11.4%
Materials	6.7%
Telecommunication Services	0.7%
Money Market Funds	4.1%
100.0%

AFA

See Notes to Financial Statements.	1

STEINBERG SELECT FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2014

	ASSETS
	Total investments, at value (Cost $41,888,171)	$49,318,227
	Receivables:
	Dividends	39,177
	Prepaid expenses	959
	Deferred offering costs	18,652
	Total Assets	49,377,015

	LIABILITIES
	Payables:
	Investment securities purchased	331,360
	Accrued Liabilities:
Adviser	Investment adviser fees	15,339
	Trustees’ fees and expenses	229
	Fund services fees	15,595
	Other expenses	7,144
	Total Liabilities	369,667
	NET ASSETS	$49,007,348

	COMPONENTS OF NET ASSETS
	Paid-in capital	$40,025,941
	Undistributed net investment income	51,343
	Accumulated net realized gain	1,499,963
	Net unrealized appreciation	7,430,101
	NET ASSETS	$49,007,348
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Institutional Shares	4,650,924
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Institutional Shares (based on net assets of $49,007,348)	$10.54

See Notes to Financial Statements.	2

STEINBERG SELECT FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2014*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $275)	$292,330
Total Investment Income	292,330
Adviser
EXPENSES
Investment adviser fees	205,072
Fund services fees	100,784
Custodian fees	4,154
Registration fees	3,160
Professional fees	18,736
Trustees' fees and expenses	651
Offering costs	33,346
Miscellaneous expenses	7,144
Total Expenses	373,047
Fees waived and expenses reimbursed	(211,148)
Net Expenses	161,899

NET INVESTMENT INCOME	130,431

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,976,918
Foreign currency transactions	(356)
Net realized gain	1,976,562
Net change in unrealized appreciation (depreciation) on:
Investments	525,853
Foreign currency translations	45
Net change in unrealized appreciation (depreciation)	525,898
NET REALIZED AND UNREALIZED GAIN	2,502,460
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,632,891

* Commencement of operations was October 1, 2013.

See Notes to Financial Statements.	3

STEINBERG SELECT FUND STATEMENT OF CHANGES IN NET ASSETS

September 30, 2014	#	41729 #	#
		October 1, 2013* through March 31, 2014
OPERATIONS
Net investment income		$130,431
Net realized gain		1,976,562
Net change in unrealized appreciation (depreciation)		525,898
Increase in Net Assets Resulting from Operations		2,632,891

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Institutional Shares		(79,088)
Net realized gain
Institutional Shares		(476,599)
Total Distributions to Shareholders		(555,687)

CAPITAL SHARE TRANSACTIONS
Sale of shares
Institutional Shares		47,688,760
Reinvestment of distributions
Institutional Shares		465,062
Redemption of shares
Institutional Shares		(1,223,678)
Increase in Net Assets from Capital Share Transactions		46,930,144
Increase in Net Assets		49,007,348

NET ASSETS
Beginning of Period		-
End of Period (Including line (a))		$49,007,348

SHARE TRANSACTIONS
Sale of shares
Institutional Shares		4,723,480
Reinvestment of distributions
Institutional Shares		45,980
Redemption of shares
Institutional Shares		(118,536)
Increase in Shares		4,650,924

(a) Undistributed net investment income		$51,343
* Commencement of operations.

See Notes to Financial Statements.	4

STEINBERG SELECT FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
INSTITUTIONAL SHARES	October 1, 2013 (a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.03
Net realized and unrealized gain (loss)	0.64
Total from Investment Operations	0.67
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.02)
Net realized gain	(0.11)
Total Distributions to Shareholders	(0.13)
NET ASSET VALUE, End of Period	$10.54
TOTAL RETURN	6.79	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$49,007
Ratios to Average Net Assets:
Net investment income	0.60	%(d)
Net expense	0.75	%(d)
Gross expense (e)	1.73	%(d)
PORTFOLIO TURNOVER RATE	15	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	5

STEINBERG SELECT FUND NOTES TO FINANCIAL STATEMENTS MARCH 31, 2014

Note 1. Organization

The Steinberg Select Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on October 1, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares.  As of March 31, 2014, Investor Shares had not commenced operations.  The Fund seeks long-term capital appreciation.

On October 1, 2013, the Fund commenced operations through a contribution of assets which had been previously managed as separate accounts by the adviser.  The net assets, shares issued, cost and net unrealized appreciation on investments relating to this tax-free transaction were as follows:

Date of Contribution	Net Assets	Shares Issued	Cost of Investments	Unrealized Gain on Investments
October 1, 2013	$24,118,400	2,411,840	$17,214,197	$6,904,203

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

6

STEINBERG SELECT FUND NOTES TO FINANCIAL STATEMENTS MARCH 31, 2014

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2014, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $51,998 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Fees and Expenses

Investment Adviser – Steinberg Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Shares.

7

STEINBERG SELECT FUND NOTES TO FINANCIAL STATEMENTS MARCH 31, 2014

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses through January 31, 2015, to limit annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.75% for Institutional Shares.  Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2014, fees waived were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$166,535	$44,613	$211,148

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) and the resulting expenses do not exceed 0.75%.  As of March 31, 2014, the amount of waived fees subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$166,535	September 30, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2014, were $44,132,931 and $6,242,111, respectively.

Note 6. Federal Income Tax

As of March 31, 2014, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$87,685
Undistributed Long-Term Gain	1,494,117
Unrealized Appreciation	7,422,730
Total	$9,004,532

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

8

STEINBERG SELECT FUND ADDITIONAL INFORMATION MARCH 31, 2014

Investment Advisory Agreement Approval

At the June 14, 2013 Board meeting, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations and financial condition.

Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of accounts managed by the Adviser pursuant to a substantially similar strategy to be employed by the Fund; (2) the estimated costs of the services to be provided and anticipated profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from senior representatives of the Adviser, a due diligence process completed in writing by the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement between the Trust and the Adviser. In this regard, the Board considered: information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund's investments as well as the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions.

The Board further considered the adequacy of the Adviser’s resources to be provided to the Fund by the Adviser under the Advisory Agreement. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability needed to provide investment advisory services to the Fund for the foreseeable future. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

Recognizing that that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance history of the Adviser's All-Cap Value Composite (the "Composite") consisting of substantially similar accounts managed by the Adviser. The Board noted that the Composite underperformed the Russell 3000 Value Index (the "Index"), its benchmark, for the 1-year, 3-year and 5-year periods ended March 31, 2013, but had outperformed the Index for the 7-year, 10-year, 15-year and 25-year periods ended March 31, 2013. Based on the foregoing and a discussion of the factors related to the Composite's recent performance, the Board concluded that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates (after fee waivers) and total expenses of the Fund's relevant Lipper Inc. ("Lipper") peer group. The Board noted that the Adviser’s proposed actual advisory fee rate and the Fund's anticipated total expense ratio were below the median of the Fund's Lipper peer group. Based on the foregoing, the Board concluded that the Adviser’s proposed advisory fee rate to be charged to the Fund was reasonable.

Costs of Services and Profitability

The Board considered that profits to be realized by the Adviser from the Fund will be a function of any future growth of assets in the Fund. As a result, the Board concluded that the costs of the services to be provided and profits to be realized by the Adviser were not a material factor in initially approving the Advisory Agreement.

9

STEINBERG SELECT FUND ADDITIONAL INFORMATION MARCH 31, 2014

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. The Board considered that the Fund had not yet commenced operations and reasoned that it would be premature to consider the implementation of fee breakpoints at this time. Thus, the Board concluded that economies of scale were not a material factor in initially approving the Advisory Agreement and that the Board would consider the extent to which economies of scale could be realized for the benefit of Fund shareholders at a later date.

Other Benefits

The Board noted the Adviser’s representation that it does not expect to benefit in a material way from its relationship with the Fund other than the contractual advisory fee, the benefit of increased exposure to the public and potentially providing additional investment options for its current clients. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 330-7085 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 330-7085 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013, through March 31, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

10

STEINBERG SELECT FUND ADDITIONAL INFORMATION MARCH 31, 2012

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
Institutional Shares	October 1, 2013	March 31, 2014	Period*	Ratio*
Actual	$1,000.00	$1,067.91	$3.85	0.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.19	$3.78	0.75%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

11

STEINBERG SELECT FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 330-7085 (toll free)

INVESTMENT ADVISER
Steinberg Asset Management, LLC
12 East 49th Street, Suite 1202
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

216-SAR-0314

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date           May 20, 2014

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           May 20, 2014